Securities - Summary of Securities Classified by Maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 229,197,214	R$ 177,681,987
Financial liabilities	171,237,146	127,708,578
At fair value through PL and at OCI | Liabilities
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	19,949,021	13,048,246
Non-current financial liabilities	474,053	481,019
Evaluated at amortized cost | Liabilities
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	0	0
Non-current financial liabilities	0	0
Non-stated maturity | At fair value through PL and at OCI | Liabilities
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	19,949,021	13,048,246
Up to 3 months | At fair value through PL and at OCI | Liabilities
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	0	0
Up to 3 months | Evaluated at amortized cost | Liabilities
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	0	0
From 4 to 12 months
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	24,241,755	14,555,827
From 4 to 12 months | At fair value through PL and at OCI | Liabilities
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	0	0
From 4 to 12 months | Evaluated at amortized cost | Liabilities
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	0	0
After one year | At fair value through PL and at OCI | Liabilities
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	474,053	481,019
After one year | Evaluated at amortized cost | Liabilities
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	0	0
At fair value through PL and at OCI | Assets
Disclosure of detailed information about financial instruments [line items]
Current financial assets	74,520,326	73,569,049
Non-current financial assets	72,824,836	48,422,623
At fair value through PL and at OCI | Non-stated maturity | Assets
Disclosure of detailed information about financial instruments [line items]
Current financial assets	47,996,237	49,001,359
At fair value through PL and at OCI | Up to 3 months | Assets
Disclosure of detailed information about financial instruments [line items]
Current financial assets	18,207,233	18,739,708
At fair value through PL and at OCI | From 4 to 12 months | Assets
Disclosure of detailed information about financial instruments [line items]
Current financial assets	8,316,856	5,827,982
At fair value through PL and at OCI | After one year | Assets
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	72,824,836	48,422,623
Evaluated at amortized cost | Assets
Disclosure of detailed information about financial instruments [line items]
Current financial assets	4,560,263	7,952,328
Non-current financial assets	2,295,158	1,319,775
Evaluated at amortized cost | Up to 3 months | Assets
Disclosure of detailed information about financial instruments [line items]
Current financial assets	2,015,126	3,327,313
Evaluated at amortized cost | From 4 to 12 months | Assets
Disclosure of detailed information about financial instruments [line items]
Current financial assets	2,545,137	4,625,015
Evaluated at amortized cost | After one year | Assets
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	2,295,158	1,319,775
Fair value | Assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	154,200,583	131,263,775
Fair value | Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ 20,423,074	R$ 13,529,265